U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and Address of issuer:
               INVESCO Bond Funds, Inc.
               4350 South Monaco Street
               Denver, Colorado 80237

2. The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                        X
                       ---

3.   Investment Company Act File Number: 811-2674

     Securities Act File Number:   002-57151

4(a) Last day of fiscal year for which this Form is filed: August 31, 2002

4(b) ____   Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See
            Instruction A.2)

4(c) ____   Check box if this is the last time the issuer will be filing this
            Form.

5.   Calculation of registration fee:

     (i)    Aggregate sales price of securities
            sold during the fiscal year
            pursuant to section 24(f)                   $912,368,363
                                                        ------------

     (ii)   Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                            $1,236,338,240
                                                        --------------

     (iii)  Aggregate price of securities redeemed
            or repurchased during any prior fiscal
            year ending no earlier than October 1,
            1995 that were not previously used to
            reduce registration fees payable to the
            Commission                                  $0
                                                        --

     (iv)   Total available redemption credits
            [add items 5(ii) and 5(iii)]                $1,236,338,240
                                                        --------------

     (v)    Net sales - if item 5(i) is greater
            than item 5(iv) [subtract item 5(iv)
            from item 5(i)]                             $ 0
                                                        ---

     (vi)   Redemption credits available for use
            in future years - if item 5(i) is less
            than item 5(iv) [subtract item 5(iv)
            from item 5(i)]                             $323,969,877
                                                        ------------
     (vii)  Multiplier for determining
            registration fee (See Instruction C.9)      x0.000092
                                                        ---------

     (viii) Registration fee due [multiply item
            5(v) by item 5(vii)] (enter "0" if no
            fee is due):                                = $0
                                                        ----

6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______________.

7.   Interest due - if this Form is being filed more
     than 90 days after the end of the Issuer's fiscal
     year (see instruction D):                                  +$0
                                                                ---

8.   Total of the amount of the registration fee due
     plus any interest due [line 5(viii) plus line 7]:          =$0
                                                                ---

9. Date of the registration fee and any interest payment was sent to the Commission's lockbox depository:

            Method of Delivery:
                                        ___   Wire Transfer
                                        ___   Mail or other means

                                    SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

               INVESCO Bond Funds, Inc.
                        --High Yield Fund
                        --Select Income Fund
                        --Tax-Free Bond Fund
                        --U.S. Government Securities Fund



                              By:/s/ Mark H. Williamson
                                 ----------------------
                                 Mark H. Williamson
                                 President


Date: November 22, 2002